Accounts Receivable, Net - Schedule of Allowance for Credit Losses Related Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Allowance for Credit Losses Related Accounts Receivable [Abstract]
Balance at beginning of the period/year	$ 11,558,087	$ 6,325,311
Provision and reversal		5,468,134
Effects of foreign exchange rate	(50,829)	(235,358)
Balance at end of the period/year	$ 11,507,258	$ 11,558,087